Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended		24 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 13, 2021
Related Party Transaction [Line Items]
Accounts payable, due to related party	$ 303		$ 303		$ 147		$ 147
Puretech [Member]
Related Party Transaction [Line Items]
Debt								$ 15,000
Puretech [Member] | Management Services Expenses [Member]
Related Party Transaction [Line Items]
Research and development, including related party expenses	100	$ 100		$ 200
Accounts payable, due to related party	100		100		100		100
Notes payable					15,100		15,100
Puretech [Member] | Royalty Expense [Member]
Related Party Transaction [Line Items]
Research and development, including related party expenses	$ 200	$ 100	$ 300	$ 100
SSD2 [Member]
Related Party Transaction [Line Items]
Debt								12,000
SSD2 [Member] | Management Services Expenses [Member]
Related Party Transaction [Line Items]
Notes payable					12,100		12,100
Gelesis
Related Party Transaction [Line Items]
Research and development, including related party expenses					447	$ 108
Loan from related party					5,664	109	5,664
Accounts payable, due to related party					147	93	147
Debt					37,081		37,081
Loss of change in fair value of the instrument					128
Gelesis | Puretech [Member]
Related Party Transaction [Line Items]
Debt								15,000
Gelesis | Puretech [Member] | Management Services Expenses [Member]
Related Party Transaction [Line Items]
Research and development, including related party expenses							500
Accounts payable, due to related party					100	100	100
Notes payable					15,100		15,100
Loss of change in fair value of the instrument					100
Gelesis | Puretech [Member] | Royalty Expense [Member]
Related Party Transaction [Line Items]
Research and development, including related party expenses					200	$ 100
Gelesis | SSD2 [Member]
Related Party Transaction [Line Items]
Debt								$ 12,000
Loss of change in fair value of the instrument					100
Gelesis | SSD2 [Member] | Management Services Expenses [Member]
Related Party Transaction [Line Items]
Notes payable					$ 12,100		$ 12,100